Pension Benefits - Summary of Pension benefit expense recognized in profit or loss, defined benefit plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Amounts recognized in net income were as follows:
Net interest cost	$ 17.2	$ 11.6
Defined benefit costs recognized	16.7	12.0
Pension Benefits [Member]
Amounts recognized in net income were as follows:
Current service cost	16.5	20.8
Past service cost	49.5
Net interest cost	7.3	3.6
Defined benefit costs recognized	73.3	24.4
Pension Benefits [Member] | Cost of sales [member]
Amounts recognized in net income were as follows:
Defined benefit costs recognized	59.4	18.8
Pension Benefits [Member] | Administrative and Selling Expenses [Member]
Amounts recognized in net income were as follows:
Defined benefit costs recognized	6.6	2.0
Pension Benefits [Member] | Interest on Pension Liability [Member]
Amounts recognized in net income were as follows:
Defined benefit costs recognized	$ 7.3	$ 3.6